Offerings - Offering: 1	Nov. 11, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 50,495,530.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,973.43